Retirement benefits obligations	6 Months Ended
Jun. 30, 2022
Retirement benefits obligations
Retirement benefits obligations

14. Retirement benefits obligations

The amounts recognized in the statement of comprehensive loss are as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2022	2021	2022	2021
Current service cost	(85,432)	(74,885)	(170,864)	(163,439)
Past service cost	36,459	—	36,459	219,104
Interest cost	(9,705)	(6,036)	(19,410)	(12,121)
Interest income	6,996	3,857	13,992	7,714
Company pension amount (note 18)	(51,682)	(77,064)	(139,823)	51,258

The conversion rates have changed in April 2022 and January 2021 which has led to a positive past service cost for the three-month period ended June 30, 2022 and for the six-month period ended June 30, 2021.

The amounts recognized in the balance sheet are determined as follows:

	June 30, 2022	December 31, 2021
Defined benefit obligation	(7,605,263)	(9,276,675)
Fair value of plan assets	7,475,987	7,995,150
Funded status	(129,276)	(1,281,525)

The defined benefit obligation and the fair value of plan assets decreased by CHF 1.7 million and CHF 0.5 million, respectively, as of June 30, 2022 compared to December 31, 2021 due to the discount rate and the interest rate on savings accounts being increased to 2.00% as of June 30, 2022 (0.35% as of December 31, 2021).